Acquisition Payable Textblock	12 Months Ended
Jun. 30, 2011
Acquisition Payable [Abstract]
Acquisition Payable [Text Block]
15.	Acquisition Payable

Acquisition payable of $525,709 as of June 30, 2011 represented the fair values of 100,000 shares of restricted stock to be issued and cash consideration of $309,042 (RMB2,000,000) to be paid to the sellers of ITLamp pursuant to the supplemental agreement (Note 4).

Acquisition payable of $1,419,519 as of June 30, 2010 represented the fair value of contingent consideration payable to the sellers of ITLamp pursuant to the original acquisition agreement. Pursuant to the ITLamp acquisition as described in Note 4, the Company is obligated to issue common stock to the shareholders of ITLamp if ITLamp meets the certain revenue targets in 2010 or 2011 calendar years. The fair value of the contingent payment is determined based on independent appraisal report.

The fair value of the purchase consideration has been calculated by using the discount for lack of marketability ("DLOM") valuation model, taking into account the terms and conditions upon the completion of the acquisition and prior to amendment of the payment term pursuant to the supplemental agreement (Note 4) . The significant assumptions and inputs used in valuation model are as follows:

Upon completion of acquisition:-
	Tranche 1	Tranche 2	Tranche 3	Total
Valuation date	Jun 3, 2010	Jun 3, 2010	Jun 3, 2010
Maturity date	Dec 31, 2011	Dec 31, 2012	Dec 31, 2013
Volatility	42.40%	44.01%	40.87%
Risk-free interest rate	0.66%	1.12%	1.61%
Dividend yield	1.48%	1.36%	1.24%
DLOM applied	21.29%	27.05%	27.99%
Fair value of each tranche	$499,523	$462,972	$457,024	$1,419,519

After amendment of payment term pursuant to the supplemental agreement (Note 4):-
	Tranche 1	Tranche 2	Tranche 3	Total
Valuation date	Jan 7, 2011	Jan 7, 2011	Jan 7, 2011
Maturity date	Dec 31, 2011	Dec 31, 2012	Dec 31, 2013
Volatility	38.12%	49.99%	59.04%
Risk-free interest rate	0.28%	0.60%	1.03%
Dividend yield	0.93%	1.07%	1.09%
DLOM applied	15.20%	27.54%	37.87%
Fair value of each tranche	$523,199	$474,267	$406,602	$1,404,068

The Company recorded a fair value gain of $ 92,806 on the contingent consideration included in change in fair value of contingent consideration during the year ended June 30, 2011.